ACCOUNTING POLICIES - PPE (Details)	12 Months Ended
Dec. 31, 2019
Buildings [member] | Bottom of range [member]
Disclosure of detailed information about property, plant and equipment [line items]
Useful Life Measured As Period Of Time Property Plant And Equipment	5 years
Buildings [member] | Top of range [member]
Disclosure of detailed information about property, plant and equipment [line items]
Useful Life Measured As Period Of Time Property Plant And Equipment	40 years
Plant and machinery [member] | Bottom of range [member]
Disclosure of detailed information about property, plant and equipment [line items]
Useful Life Measured As Period Of Time Property Plant And Equipment	3 years
Plant and machinery [member] | Top of range [member]
Disclosure of detailed information about property, plant and equipment [line items]
Useful Life Measured As Period Of Time Property Plant And Equipment	6 years
Fixtures and fittings [member] | Bottom of range [member]
Disclosure of detailed information about property, plant and equipment [line items]
Useful Life Measured As Period Of Time Property Plant And Equipment	1 year
Fixtures and fittings [member] | Top of range [member]
Disclosure of detailed information about property, plant and equipment [line items]
Useful Life Measured As Period Of Time Property Plant And Equipment	10 years
Other property, plant and equipment [member] | Bottom of range [member]
Disclosure of detailed information about property, plant and equipment [line items]
Useful Life Measured As Period Of Time Property Plant And Equipment	5 years
Other property, plant and equipment [member] | Top of range [member]
Disclosure of detailed information about property, plant and equipment [line items]
Useful Life Measured As Period Of Time Property Plant And Equipment	8 years